INVESTMENTS - Investments in Associates (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 22, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Payment for interests in associates		$ 500	$ 1,389	$ 0
Loss on investments in associates		119	(233)	(622)
Because Energy Corp
Disclosure of associates [line items]
Payment for interests in associates		$ 500
Proportion of ownership interest in associate		20.00%
Loss on investments in associates		$ (5)
Genexus Japan
Disclosure of associates [line items]
Proportion of ownership interest in associate		28.00%
Loss on investments in associates		$ (114)
Acamica Group Companies
Disclosure of associates [line items]
Loss on investments in associates			$ (233)	$ (622)
Acamica Technologias S.L.
Disclosure of associates [line items]
Proportion of ownership interest in associate				47.50%
Acamica Inc.
Disclosure of associates [line items]
Payment for interests in associates	$ 1,095
Proportion of ownership interest in associate	51.90%